Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries (Detail) - Condensed Consolidating Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash provided by operating activities	$ 39,543	$ 18,303	$ 4,177
Investing activities:
Cash paid for acquisitions, net	(322,248)	(115,225)	(25,707)
Purchases of equipment and leasehold improvements, net	(6,856)	(1,730)	(1,559)
Working capital and other settlements for acquisitions	(6,710)	418	1,491
Net cash provided by (used in) investing activities	(335,814)	(116,537)	(25,775)
Financing activities:
Borrowings under credit facilities	278,000	67,315	40,134
Borrowings under senior unsecured notes payable	250,000
Net borrowings under working capital facilities	35,621	4,997
Excess tax benefit related to share-based compensation		974
Proceeds from the exercise of options and warrants	2,292	703
Issuance of preferred stock, net		32,421
Issuance of common stock, net		136,660	560
Repayments of related party notes		(3,500)	3,500
Repayment of subordinated unsecured notes payable	(2,421)	(2,167)	(345)
Purchases of stock for treasury	(9,421)
Payment of deferred financing costs	(9,746)	(6,534)	(1,817)
Repayment under credit facilities	(273,000)	(100,550)	(20,138)
Intercompany investments and other	(440)
Net cash provided by (used in) financing activities	270,885	130,319	21,894
Exchange rate impact on cash and cash equivalents	178	40
Net increase (decrease) in cash and cash equivalents	(25,208)	32,125	296
Cash and cash equivalents, beginning of year	33,624	1,499	1,203
Cash and cash equivalents, end of year	8,416	33,624	1,499
Guarantor Subsidiaries [Member]
Net cash provided by operating activities	33,994	14,565
Investing activities:
Cash paid for acquisitions, net	(320,496)	(115,331)
Purchases of equipment and leasehold improvements, net	(6,048)	(1,728)
Working capital and other settlements for acquisitions	(5,007)	418
Net cash provided by (used in) investing activities	(331,551)	(116,641)
Financing activities:
Net borrowings under working capital facilities	37,145	6,447
Repayments of related party notes		(3,500)
Repayment of subordinated unsecured notes payable	(2,421)	(2,167)
Intercompany investments and other	237,685	130,989
Net cash provided by (used in) financing activities	272,409	131,769
Net increase (decrease) in cash and cash equivalents	(25,148)	29,693
Cash and cash equivalents, beginning of year	31,192	1,499
Cash and cash equivalents, end of year	6,044	31,192
Non-Guarantor Subsidiaries [Member]
Net cash provided by operating activities	5,549	3,738
Investing activities:
Cash paid for acquisitions, net	(1,752)	106
Purchases of equipment and leasehold improvements, net	(808)	(2)
Working capital and other settlements for acquisitions	(1,703)
Net cash provided by (used in) investing activities	(4,263)	104
Financing activities:
Net borrowings under working capital facilities	(1,524)	(1,450)
Net cash provided by (used in) financing activities	(1,524)	(1,450)
Exchange rate impact on cash and cash equivalents	178	40
Net increase (decrease) in cash and cash equivalents	(60)	2,432
Cash and cash equivalents, beginning of year	2,432
Cash and cash equivalents, end of year	2,372	2,432
Parent Company [Member]
Financing activities:
Borrowings under credit facilities	278,000	67,315
Borrowings under senior unsecured notes payable	250,000
Excess tax benefit related to share-based compensation		974
Proceeds from the exercise of options and warrants	2,292	703
Issuance of preferred stock, net		32,421
Issuance of common stock, net		136,660
Purchases of stock for treasury	(9,421)
Payment of deferred financing costs	(9,746)	(6,534)
Repayment under credit facilities	(273,000)	(100,550)
Intercompany investments and other	$ (238,125)	$ (130,989)